Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment, Net
Property and equipment, net movement for the years ended December 31, 2025 and 2024, respectively are as follows (in USD thousands):

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2025	$6,456	$1,861	$1,361	$1,244	$10,922
Additions	1,110	403	2	—	1,515
Disposals	(252)	—	(55)	(181)	(488)
Currency Translation Adjustment	971	293	158	153	1,575
December 31, 2025	$8,285	$2,557	$1,466	$1,216	$13,524

Accumulated depreciation
January 1, 2025	$(2,615)	$(1,170)	$(973)	$(955)	$(5,713)
Additions	(1,181)	(303)	(180)	(146)	(1,810)
Disposals	252	—	55	181	488
Currency Translation Adjustment	(399)	(185)	(120)	(120)	(824)
December 31, 2025	$(3,943)	$(1,658)	$(1,218)	$(1,040)	$(7,859)
Net book value at December 31, 2025	$4,342	$899	$248	$176	$5,665

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2024	$6,855	$1,975	$1,460	$1,310	$11,600
Additions	86	115	1	15	217
Disposals	—	(66)	(14)	—	(80)
Currency Translation Adjustment	(485)	(163)	(86)	(81)	(815)
December 31, 2024	$6,456	$1,861	$1,361	$1,244	$10,922

Accumulated depreciation
January 1, 2024	$(1,576)	$(993)	$(831)	$(731)	$(4,131)
Additions	(1,182)	(269)	(208)	(276)	(1,935)
Disposals	—	—	14	—	14
Currency Translation Adjustment	143	92	52	52	339
December 31, 2024	$(2,615)	$(1,170)	$(973)	$(955)	$(5,713)
Net book value at December 31, 2024	$3,841	$691	$388	$289	$5,209